CATHOLIC FUNDS

                               SEMI-ANNUAL REPORT


                                 March 31, 2002

The Catholic Equity Income Fund
Schedule of Investments
As of March 31, 2002 (Unaudited)



  Shares                                                              Market Value
-----------                                                          ---------------

         Common Stocks                                       87.1%
         Air Transportation                                   0.4%
   800   Delta Air Lines, Inc.                                              $26,176
                                                                     ---------------

         Autos & Trucks                                       0.5%
 1,600   Ford Motor Company                                                  26,384
                                                                     ---------------

         Banking                                              5.4%
 1,700   Bank of America Corporation                                        115,634
 1,300   Bank One Corporation                                                54,314
 1,900   FleetBoston Financial Corporation                                   66,500
 2,100   Wachovia Corporation                                                77,868
                                                                     ---------------
         Total                                                              314,316
                                                                     ---------------

         Chemicals                                            1.2%
 2,200   The Dow Chemical Company                                            71,984
                                                                     ---------------

         Computer Products & Services                         7.9%
 1,700   Cisco Systems, Inc.*                                                28,781
 2,300   Computer Sciences Corporation*                                     116,725
 3,800   Microsoft Corporation*                                             229,178
 2,600   SunGard Data Systems Inc.*                                          85,722
                                                                     ---------------
         Total                                                              460,406
                                                                     ---------------

         Cosmetics & Toiletries                               2.6%
 2,350   Kimberly-Clark Corporation                                         151,927
                                                                     ---------------

         Drugs & Medical Supplies                             9.1%
 2,100   Bristol-Myers Squibb Company                                        85,029
 1,650   Cardinal Health, Inc.                                              116,968
 2,100   McKesson Corporation                                                78,603
 1,950   Merck & Co., Inc.                                                  112,281
 2,200   WellPoint Health Networks Inc.*                                    140,074
                                                                     ---------------
         Total                                                              532,955
                                                                     ---------------

         Electrical Equipment                                 4.4%
 2,700   Emerson Electric Co.                                               154,953
 2,700   General Electric Company                                           101,115
                                                                     ---------------
         Total                                                              256,068
                                                                     ---------------

         Electronics                                          3.6%
 2,200   Applied Materials, Inc.*                                           119,394
 1,600   Flextronics International Ltd.*                                     29,200
 2,000   Intel Corporation                                                   60,820
                                                                     ---------------
         Total                                                              209,414
                                                                     ---------------

         Energy Services                                      3.9%
 3,000   Duke Energy Corporation                                            113,400
 1,100   KeySpan Corporation                                                 40,029
 2,700   TECO Energy, Inc.                                                   77,301
                                                                     ---------------
         Total                                                              230,730
                                                                     ---------------

         Financial Services                                  12.9%
 2,000   Citigroup Inc.                                                      99,040
 1,200   Fannie Mae                                                          95,856
 5,200   H&R Block, Inc.                                                    231,140
 1,000   Household International, Inc.                                       56,800
 1,200   MBIA Inc.                                                           65,628
 3,200   MBNA Corporation                                                   123,424
 1,400   PNC Financial Services Group                                        86,086
                                                                     ---------------
         Total                                                              757,974
                                                                     ---------------

         Food & Beverage                                      5.5%
 2,700   Anheuser-Busch Companies, Inc.                                     140,940
 1,800   McDonald's Corporation                                              49,950
 2,900   Safeway Inc.*                                                      130,558
                                                                     ---------------
         Total                                                              321,448
                                                                     ---------------

         Insurance                                            1.5%
 1,300   MGIC Investment Corporation                                         88,959
                                                                     ---------------

         Oil                                                 11.0%
 2,248   BP Plc, ADR                                                        119,369
 1,000   Burlington Resources Inc.                                           40,090
 1,155   ChevronTexaco Corporation                                          104,262
 3,700   Conoco Inc.                                                        107,966
   950   Kerr-McGee Corporation                                              59,708
 1,700   Phillips Petroleum Company                                         106,760
   850   Schlumberger Limited                                                49,997
 1,500   Unocal Corporation                                                  58,425
                                                                     ---------------
         Total                                                              646,577
                                                                     ---------------

         Pipelines                                            1.4%
 1,845   El Paso Corporation                                                 81,235
                                                                     ---------------

         Real Estate Investment Trusts (REITs)                5.5%
 2,000   Archstone-Smith Trust                                               53,580
 1,200   Duke Realty Corporation                                             31,200
 1,421   Equity Office Properties Trust                                      42,616
 2,000   Equity Residential Properties Trust                                 57,480
 1,800   First Industrial Realty Trust, Inc.                                 61,650
 1,500   Mack-Cali Realty Corporation                                        52,020
   800   Simon Property Group, Inc.                                          26,104
                                                                     ---------------
         Total                                                              324,650
                                                                     ---------------

         Retail                                               4.6%
 1,200   The Home Depot, Inc.                                                58,332
 4,900   Target Corporation                                                 211,288
                                                                     ---------------
         Total                                                              269,620
                                                                     ---------------

         Telecommunications                                   4.6%
 3,000   SBC Communications Inc.                                            112,320
 2,200   Sprint Corporation - FON Group                                      33,638
 2,737   Verizon Communications Inc.                                        124,944
                                                                     ---------------
         Total                                                              270,902
                                                                     ---------------

         Transportation                                       1.1%
 1,000   Union Pacific Corporation                                           62,140
                                                                     ---------------

         Total Common Stocks (Cost $4,924,075)                            5,103,865
                                                                      ---------------

Principal
Amount
             Corporate Bonds                                 5.0%
$25,000  Atlantic Richfield Company (ARCO), 5.90%, 4/15/09                  24,855
  5,000  Bank of New York, 7.30%, 12/01/09                                   5,284
 25,000  Burlington Resources, 5.60%, 12/01/06 r                            24,406
 25,000  The Dow Chemical Company, 5.25%, 5/14/04                           25,151
 50,000  Fannie Mae, 5.00%, 1/15/07                                         49,296
  5,000  Fannie Mae, 6.20%, 2/27/12                                          4,903
 25,000  Nielsen Media Research, Inc., 7.60%, 6/15/09                       25,221
 25,000  Northwest Pipeline Corporation, 6.625%, 12/01/07                   24,298
 50,000  Tyco International Group S.A., 6.375%, 2/15/06                     45,767
 65,000  Wachovia Corporation, 4.95%, 11/01/06                              63,045
                                                                    ---------------
         Total Corporate Bonds (Cost $298,948)                             292,226
                                                                    ---------------

         U.S. Government Agency                              0.2%
         Fannie Mae                                          0.2%
 10,000  5.125%, 2/27/07                                                     9,874
                                                                    ---------------

         Total U.S. Government Agency (Cost $10,000)                         9,874
                                                                    ---------------

         U.S. Treasury                                       0.8%
         U.S. Treasury Note                                  0.8%
 50,000  4.625%, 5/15/06                                                    49,807
                                                                    ---------------

         Total U.S. Treasury (Cost $50,493)                                 49,807
                                                                    ---------------

         Short-Term Investments                              6.8%
         Variable Rate Demand Notes                          6.8%
109,522  American Family Financial Services, Inc., 1.5027%                 109,522
192,067  Wisconsin Corporate Central Credit Union, 1.5788%                 192,067
 95,836  Wisconsin Electric Power Company, 1.5026%                          95,836
                                                                    ---------------
         Total Short-Term Investments (Cost $397,425)                      397,425
                                                                    ---------------

         Total Investments (Cost $5,680,941)                99.9%        5,853,197

         Other Assets, less Liabilities                      0.1%            4,990
                                                                    ---------------
         Total Net Assets                                  100.0%       $5,858,187
                                                                    ===============

*    Non-income producing

r Security exempt from registration under Rule 144A of the Securities Act of 1933. This issue may only be sold to other qualified institutional buyers and is considered to be liquid under guidelines established by the board of directors. The market value of this security was $24,406 (0.42% of net assets) at March 31, 2002.

     The accompanying Notes to Financial Statements are an integral part of this schedule.



The Catholic Large-Cap Growth Fund
Schedule of Investments
As of March 31, 2002 (Unaudited)


    Shares                                                            Market Value
---------------                                                     ---------------

         Common Stocks                                      96.4%
         Banking                                             2.3%
  2,600  State Street Corporation                                         $143,988
                                                                    ---------------

         Biomedical
  1,600  Amgen Inc.*                                         1.5%           95,488
                                                                    ---------------

         Business Services                                   7.8%
  3,700  Cintas Corporation                                                184,482
  7,725  Paychex, Inc.                                                     306,683
                                                                    ---------------
         Total                                                             491,165
                                                                    ---------------

         Computer Products & Services                       15.0%
 11,300  Cisco Systems, Inc.*                                              191,309
  2,700  DST Systems, Inc.*                                                134,460
  5,200  EMC Corporation*                                                   61,984
  6,000  Microsoft Corporation*                                            361,860
  3,000  SunGard Data Systems Inc.*                                         98,910
  2,200  VERITAS Software Corporation*                                      96,426
                                                                    ---------------
         Total                                                             944,949
                                                                    ---------------

         Data Processing                                    12.3%
  2,700  Automatic Data Processing, Inc.                                   157,329
  4,600  First Data Corporation                                            401,350
  4,700  Fiserv, Inc.*                                                     216,153
                                                                    ---------------
         Total                                                             774,832
                                                                    ---------------

         Drugs & Medical Supplies                           16.2%
  1,950  Cardinal Health, Inc.                                             138,235
 10,600  IMS Health Incorporated                                           237,970
  6,750  Medtronic, Inc.                                                   305,167
  8,400  Pfizer Inc.                                                       333,816
                                                                    ---------------
         Total                                                           1,015,188
                                                                    ---------------

         E-Commerce                                          1.5%
  1,600  eBay Inc.*                                                         90,624
                                                                    ---------------

         Electronics                                         5.3%
 10,900  Intel Corporation                                                 331,469
                                                                    ---------------

         Financial Services                                 13.1%
 15,750  The Charles Schwab Corporation                                    206,168
  5,000  Concord EFS, Inc.*                                                166,250
  3,400  The Goldman Sachs Group, Inc.                                     306,850
  1,100  Morgan Stanley Dean Witter & Co.                                   63,041
  2,100  T. Rowe Price Group Inc.                                           81,753
                                                                    ---------------
         Total                                                             824,062
                                                                    ---------------

         Insurance                                           4.5%
  3,937  American International Group, Inc.                                284,015
                                                                    ---------------

         Multimedia
  5,400  AOL Time Warner Inc.*                               2.0%          127,710
                                                                    ---------------

         Retail                                             11.3%
  7,400  Costco Wholesale Corporation*                                     294,668
    800  Fastenal Company                                                   60,256
  7,300  The Home Depot, Inc.                                              354,853
                                                                    ---------------
         Total                                                             709,777
                                                                    ---------------

         Telecommunications                                  3.6%
 11,000  Nokia Oyj, ADR                                                    228,140
                                                                    ---------------

         Total Common Stocks (Cost $6,131,827)                           6,061,407
                                                                    ---------------

Principal Amount
         Short-Term Investments                              4.3%
         Variable Rate Demand Notes                          4.3%
$18,853  U.S. Bank, N.A., 1.6588%                                           18,853
212,125  Wisconsin Corporate Central Credit Union, 1.5788%                 212,125
 37,190  Wisconsin Electric Power Company, 1.5026%                          37,190
                                                                    ---------------

         Total Short-Term Investments (Cost $268,168)                      268,168
                                                                    ---------------

         Total Investments (Cost $6,399,995)               100.7%        6,329,575
                                                                    ---------------

         Liabilities, less Other Assets                     -0.7%         (41,708)
                                                                    ---------------

         Total Net Assets                                  100.0%       $6,287,867
                                                                    ===============

*    Non-income producing

ADR  - American Depository Receipt

     The accompanying Notes to Financial Statements are an integral part of this schedule.



Statements of Assets & Liabilities
As of March 31, 2002 (Unaudited)

                                               The Catholic
                                               Equity Income  The Catholic
                                                    Fund    Large-Cap Growth
--------------------------------------------------------------------------
Assets
      Investments, at cost                        $5,680,941   $6,399,995
      Investments, at value                       $5,853,197   $6,329,575
      Income receivable
                                                      16,487        4,436
      Other assets
                                                       5,003        4,803
-------------------------------------------------------------  -----------
        Total Assets                               5,874,687    6,338,814
=============================================================  ===========
Liabilities
      Payable to custodian
                                                           -       35,534
      Payable to affiliates
                                                       3,322        1,988
      Accrued expenses and other liabilities
                                                      13,178       13,425
-------------------------------------------------------------  -----------
        Total Liabilities                             16,500       50,947
=============================================================  ===========
Net Assets                                        $5,858,187   $6,287,867
=============================================================  ===========
Net Assets Consist of:
      Paid in capital                             $5,857,451   $7,270,065
      Undistributed net investment income (loss)      11,747      (37,424)
      Undistributed net realized loss               (183,267)    (874,354)
      Net unrealized appreciation (depreciation)
        on investments                               172,256      (70,420)
=============================================================  ===========
Net Assets                                        $5,858,187   $6,287,867
=============================================================  ===========
Capital Stock, $.001 Par Value
Authorized                                        50,000,000   50,000,000
Issued and outstanding                               591,572      698,893
Net asset value, redemption price and
  minimum offering price per share                     $9.90        $9.00
Maximum offering price per share                      $10.31        $9.38


     The accompanying Notes to Financial Statements are an integral part of this statement.


Statements of Operations
For the Six Months Ended March 31, 2002 (Unaudited)

                                                     The Catholic   The Catholic
                                                    Equity Income     Large-Cap
                                                         Fund        Growth Fund
-------------------------------------------------------------------------------
Investment Income
     Dividend income(1)                                    $51,818     $13,504
     Interest income                                        13,768       2,302
-------------------------------------------------------------------------------
         Total Income                                       65,586      15,806

Expenses
     Investment advisory fees                               22,372      27,375
     Portfolio accounting fees                              13,106      11,466
     Transfer agent fees and expenses                        8,503      11,469
     Distribution fees                                       6,991       7,604
     Federal and state registration fees                     5,512       5,642
     Printing and postage expenses                           3,979       6,422
     Legal fees                                              3,218       3,248
     Audit fees                                              2,083       2,429
     Custody fees                                            1,698       2,668
     Directors' fees and expenses                            1,240       1,240
     Other                                                   1,460       1,427
-------------------------------------------------------------------------------
         Total Expenses                                     70,162      80,990
-------------------------------------------------------------------------------
     Less waivers and reimbursements by adviser            (24,020)    (27,760)
         Net Expenses                                       46,142      53,230
         Net Investment Income (Loss)                       19,444     (37,424)

Realized and Unrealized Gain (Loss) on Investments
     Net realized loss on investments                      (17,420)   (573,780)
     Net change in unrealized appreciation on
        investments                                        484,477   1,330,476
     --------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments       467,057     756,696
-------------------------------------------------------------------------------
Change in Net Assets Resulting from Operations            $486,501    $719,272
===============================================================================

(1)  Net of $169 and $757 in foreign withholding taxes, respectively.

     The accompanying Notes to Financial Statements are an integral part of this statement.

Statements of Changes in Net Assets

                                                  The Catholic Equity              The Catholic
                                                       Income Fund           Large-Cap Growth Fund
                                                For the Six
                                                   Months                    For the Six
                                                   Ended      For the Year     Months     For the Year
                                                 March 31,       Ended       Ended March      Ended
                                                    2002     September 30,    31, 2002      September
                                                (Unaudited)       2001       (Unaudited)    30, 2001
                                                -------------------------------------------------------
Operations
    Net investment income (loss)                    $19,444      $41,418      ($37,424)        ($73,909)
    Net realized loss on investments                (17,420)    (155,367)     (573,780)        (289,658)
    Net change in unrealized appreciation (depreciation)
        on investments                              484,477    (253,001)     1,330,476       (2,708,848)
--------------------------------------------------------------------------------------------------------
    Change in Net Assets Resulting from             486,501     (366,950)      719,272       (3,072,415)
    Operations
--------------------------------------------------------------------------------------------------------
Distributions to Shareholders
    Distributions from net investment income         (9,480)     (39,517)
                                                                                     -                -
    Distributions from net realized gain on
    investments                                           -      (12,518)            -                -
--------------------------------------------------------------------------------------------------------
    Change in Net Assets from Distributions to
      Shareholders                                   (9,480)     (52,035)            -                -
-------------------------------------------------------------------------------------------------------
Capital Share Transactions
    Proceeds from shareholder purchases              48,254    1,880,029       428,280        2,105,136
    Net asset value of shares issued to
      shareholders in payment of
      distributions declared                          9,297       51,204
                                                                                     -                -
    Cost of shares redeemed                         (49,161)     (40,417)     (136,319)        (130,414)
--------------------------------------------------------------------------------------------------------
    Change in Net Assets from Capital
      Share Transactions                              8,390    1,890,816       291,961        1,974,722
         Change in Net Assets                       485,411    1,471,831     1,011,233      (1,097,693)

Net Assets, Beginning of Period                   5,372,776    3,900,945     5,276,634        6,374,327

Net Assets, End of Period                        $5,858,187   $5,372,776    $6,287,867       $5,276,634

Undistributed Net Investment Income (Loss)          $11,747       $1,783     ($37,424)                -
========================================================================================================



     The accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights

The Catholic Equity Income Fund
                                          For the Six    For the Year  For the Year     For the
                                         Months Ended       Ended          Ended      Period Ended
                                        March 31, 2002  September 30,    September   September 30,
                                          (Unaudited)        2001        30, 2000       1999(1)
                                        ------------------------------------------------------------
Net Asset Value, Beginning of Period           $9.09           $9.78         $9.54        $10.00

Net investment income                           0.03            0.07          0.08          0.05
Net realized and unrealized gain (loss)         0.79           (0.66)         0.24         (0.46)
on investments
                                        ---------------------------------------------------------
Total from Investment Operations                0.82           (0.59)         0.32         (0.41)
                                        ---------------------------------------------------------

Distributions from net investment income       (0.01)          (0.07)        (0.08)        (0.05)
Distributions from net realized gain
                                                   -          (0.03)             -             -
                                        ---------------------------------------------------------
Total Distributions                            (0.01)          (0.10)        (0.08)        (0.05)
                                        ---------------------------------------------------------
Net Asset Value, End of Period                 $9.90           $9.09         $9.78         $9.54
                                        ---------------------------------------------------------

Total return(2)                                 9.09% (3)     (6.08%)         3.38%        (4.06%) (3)

RATIOS TO AVERAGE NET ASSETS
Expenses (4)(5)                                 1.65%           1.65%         1.65%         1.65%
Net investment income (4)(5)                    0.70%           0.81%         0.86%         1.47%
Expenses (4)(6)                                 2.51%           2.70%         3.44%         4.78%
Net investment loss (4)(6)                     (0.16%)         (0.24%)       (0.93%)       (1.66%)
Net assets, end of period                 $5,858,187      $5,372,776    $3,900,945    $3,311,602
Portfolio turnover rate                         9.18% (3)      15.81%        42.37%        18.29% (3)


(1) Reflects operations for the period from May 3, 1999 ( date of initial public investment), to September 30, 1999.
(2)  Based on net asset value, which does not reflect the sales charge.
(3)  Not annualized.
(4)  Computed on an annualized basis.
(5)  Net of waivers and reimbursements by adviser.
(6)  Gross of waivers and reimbursements by adviser.


The accompanying Notes to Financial Statements are an integral part of these statements.



Financial Highlights

The Catholic Large-Cap Growth Fund
                                        For the Six    For the Year    For the Year  For the Period
                                       Months Ended        Ended          Ended           Ended
                                      March 31, 2002   September 30,  September 30,   September 30,
                                        (Unaudited)        2001            2000          1999(1)
                                      ---------------------------------------------------------------
Net Asset Value, Beginning of Period       $7.91         $13.12           $9.78         $10.00

Net investment loss                       (0.05)         (0.11) (7)      (0.14) (7)     (0.03) (7)
Net realized and unrealized gain (loss      1.14         (5.10)            3.48         (0.19)
on investments
                                      ---------------------------------------------------------
Total from Investment Operations            1.09         (5.21)            3.34         (0.22)
                                      ---------------------------------------------------------
Net Asset Value, End of Period             $9.00          $7.91          $13.12          $9.78
                                      ---------------------------------------------------------
Total return(2)                           13.78% (3)   (39.71%)          34.15%        (2.20%) (3)

RATIOS TO AVERAGE NET ASSETS
Expenses (4)(5)                            1.75%          1.75%           1.75%          1.75%
Net investment loss (4)(5)               (1.23%)        (1.21%)         (1.24%)        (0.92%)
Expenses (4)(6)                            2.66%          2.65%           2.79%          4.70%
Net investment loss (4)(6)               (2.14%)        (2.11%)         (2.28%)        (3.87%)
Net assets, end of period             $6,287,867     $5,276,634      $6,374,327     $3,570,108
Portfolio turnover rate                    5.79% (3)     11.69%          10.96%          7.31% (3)


(1) Reflects operations for the period from May 3, 1999 ( date of initial public investment), to September 30, 1999.
(2)  Based on net asset value, which does not reflect the sales charge.
(3)  Not annualized.
(4)  Computed on an annualized basis.
(5)  Net of waivers and reimbursements by adviser.
(6)  Gross of waivers and reimbursements by adviser.
(7)  Per share net investment loss has been calculated prior to tax adjustments.


The accompanying Notes to Financial Statements are an integral part of these statements.


Notes to Financial Statements
As of March 31, 2002 (Unaudited)

1.   ORGANIZATION

The Catholic Funds, Inc. (the "Company") was incorporated on December 16, 1998, as a Maryland Corporation and is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended. The Company consists of four series: The Catholic Equity Income, Large-Cap Growth, Disciplined Capital Appreciation and Money Market Funds. The financial statements included herein are those of The Catholic Equity Income and Large-Cap Growth Funds (the "Funds"). The Funds became effective on April 30, 1999, and commenced operations on May 3, 1999. The Funds are both managed by Catholic
Financial Services Corporation (the "adviser"). Costs incurred with the organization, initial registration, and public offering of shares for each portfolio of the Funds have been paid by the adviser.


2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States (i.e., GAAP). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

a)   Investment Valuation

     Securities traded over-the-counter or on a national securities exchange are valued on the basis of market value in their principal and most representative market. Securities where the principal and most representative market is a national securities exchange are valued at the latest reported sale price on such exchange. Exchange-traded securities for which there were no transactions are valued at the latest bid prices. Securities traded on only over-the-counter markets are valued at the latest bid prices. Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Funds' adviser. Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates market value. Securities for which quotations are not readily available and other assets are valued at fair value as determined in good faith by the adviser under the supervision of the board of directors.

b)   Delayed Delivery Transactions

     The Funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

c)   Federal Income Taxes

     No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code available to regulated investment companies and intend to continue to so comply in future years.

d)   Distributions to Shareholders

     The Catholic Equity Income Fund pays dividends of net investment income quarterly. The Catholic Large-Cap Growth Fund pays dividends of net investment income annually. Distributions of net realized capital gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

     The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

e)   Expenses

     Each Fund is charged for those expenses that are directly attributable to it, such as investment advisory and custody fees. Expenses that are not directly attributable to a Fund are either allocated equally among the Funds or in proportion to their respective net assets when appropriate.

f)   Other

     For financial reporting purposes, investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

     The revised AICPA Audit and Accounting Guide for Investment Companies is effective for fiscal years beginning after December 15, 2000. While adoption of this revised guide will impact the presentation of the financial statements, management does not expect it to have a material impact on the operations of the Funds.

3.   INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH RELATED PARTIES

Each of the Funds has entered into an agreement with the adviser, whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Funds will pay the adviser a fee, computed daily and payable monthly, at the annual rate of the following percentages of average daily net assets: 0.80% for The Catholic Equity Income Fund and 0.90% for The Catholic Large-Cap Growth Fund. The Funds and the adviser have entered into sub-advisory agreements for each of the Funds. The sub-advisers are Todd Investment Advisors, Inc. ("Todd") for The Catholic Equity Income Fund and Peregrine Capital Management, Inc. ("Peregrine") for The Catholic Large-Cap Growth Fund. The annual rates of their fees, payable from fees paid to the adviser, as a percent of average daily net assets under the sub-advisory agreements were as follows:

o Todd: 0.38 of 1% on the first $10 million; 0.35 of 1% on the next $40 million; and 0.30% of 1% on average daily nets assets over $50 million.

o Peregrine: 0.50 of 1% on the first $25 million; 0.45 of 1% on the next $25 million; and 0.40 of 1% on average daily net assets over $50 million.

The adviser voluntary agreed to reimburse its management fee to the extent that total annual operating expenses (exclusive of interest, taxes, brokerage commissions and other cost incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 1.65% of the average daily net assets of The Catholic Equity Income Fund and 1.75% of the average daily net assets of The Catholic Large-Cap Growth Fund.

For the six months ended March 31, 2002, expenses of $24,020 and $27,760 were waived by the adviser for The Catholic Equity Income and Large-Cap Growth Funds, respectively. The Funds may terminate these waivers at any time. The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Company to use annually 0.25% of the Funds' net assets, computed on a daily basis to finance certain activities relating to the distribution of its shares to investors. For the six months ended March 31, 2002, 12b-1 distribution expense of $6,991 and $7,604 were paid from The Catholic Equity Income and Large-Cap Growth Funds, respectively. These expenses were remitted to the adviser, who also acts as distributor for the shares of each Fund. No remuneration has been paid by the Funds to any of the officers or affiliated Funds' directors. In addition to $500 per year and $250 per meeting, the Funds reimbursed unaffiliated directors for reasonable expenses incurred in relation to attendance at the meetings.

4.   CAPITAL SHARE TRANSACTIONS

Transactions in shares of The Catholic Equity Income Fund were as follows:

                                        For the
                                    Six Months Ended         For the
                                     March 31, 2002         Year Ended
                                        (Unaudited)     September 30, 2001

Shares sold                              5,008                 191,452

  Shares issued to holders in
     reinvestment of distributions         975                   5,355

  Shares redeemed                       (5,365)                 (4,568)
                                       --------                 -------

  Net increase in shares outstanding       618                 192,239
                                       ========               =========


     Transactions in shares of The Catholic Large-Cap Growth Fund were as follows:


                                          For the
                                      Six Months Ended            For the
                                       March 31, 2002           Year Ended
                                          (Unaudited)       September 30, 2001

Shares sold                                47,500               193,423

  Shares redeemed                         (15,457)              (12,438)
                                          --------             --------

  Net increase in shares outstanding       32,043               180,985
                                           ======               =======


5.   INVESTMENT TRANSACTIONS

The  aggregate   purchases  and  sales  of  securities,   excluding   short-term
investments and U.S. government securities, for the Funds for the six months ended March 31, 2002 were as follows:

    The Catholic Equity Income Fund         The Catholic Large-Cap Growth Fund

    Purchases              $502,025                  $791,510

    Sales                   480,590                   330,570

     Purchases of U.S. Government securities for the Catholic Equity Income Fund were $50,510.

At  March  31,  2002,   gross   unrealized   appreciation  and  depreciation  on
investments, based on cost for federal income tax purposes of $5,680,941 and $6,456,838 were as follows:

                                                 The Catholic    The Catholic
                                                Equity Income     Large-Cap
                                                    Fund         Growth Fund

Appreciation                                     $742,038          $877,177

(Depreciation)                                   (569,782)       (1,004,440)
                                                  --------       ----------

Net Appreciation (Depreciation) on Investments   $172,256         ($127,263)
                                                 ========         =========




6.   RESULTS OF SPECIAL MEETINGS OF SHAREHOLDERS

At a Special Meeting of the Shareholders of the Catholic Equity Income Fund held on April 2, 2002, shareholders of the Fund approved a plan of reorganization and liquidation providing for (a) the transfer of substantially all of the assets of the Catholic Equity Income Fund to the Catholic Equity Fund in exchange solely for shares of the Catholic Equity Fund, followed by (b) the distribution of shares of the Catholic Equity Fund to shareholders in dissolution of the Catholic Equity Income Fund.

The results of the shareholder vote were as follows:

For               Against           Abstain
---               -------           -------
529,696           4,827             1,708

At a Special Meeting of the  Shareholders of the Catholic  Large-Cap Growth Fund
held on April 2, 2002, shareholders of the Fund approved a plan of reorganization and liquidation providing for (a) the transfer of substantially all of the assets of the Catholic Large-Cap Growth Fund to the Catholic Equity Fund in exchange solely for shares of the Catholic Equity Fund, followed by (b) the distribution of shares of the Catholic Equity Fund to shareholders in dissolution of the Catholic Large-Cap Growth Fund.

The results of the shareholder vote were as follows:

For               Against           Abstain
---               -------           -------
549,961           4,600             2,642